Strategic Alliances	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Strategic Alliances
Strategic Alliances
Japan Tobacco Inc.
On October 12, 2017, EirGen, our wholly-owned subsidiary, and Japan Tobacco Inc. (“JT”) entered into a Development and License Agreement (the “JT Agreement”) granting JT the exclusive rights for the development and commercialization of Rayaldee in Japan (the “JT Territory”). The license grant to JT covers the therapeutic and preventative use of the product for (i) SHPT in non-dialysis and dialysis patients with CKD, (ii) rickets, and (iii) osteomalacia (the “JT Initial Indications”), as well as such additional indications as may be added to the scope of the license subject to the terms of the JT Agreement (the “JT Additional Indications” and together with the JT Initial Indications, the “JT Field”).
In connection with the license, OPKO received an initial upfront payment of $6 million. OPKO will receive another $6 million upon the initiation of OPKO’s planned phase 2 study for Rayaldee in dialysis patients in the U.S. OPKO is also eligible to receive up to an additional aggregate amount of $31 million upon the achievement of certain regulatory and development milestones by JT for Rayaldee in the JT Territory, and $75 million upon the achievement of certain sales based milestones by JT in the JT Territory. OPKO will also receive tiered, double digit royalty payments at rates ranging from low double digits to mid-teens on net sales of Rayaldee within the JT Territory. JT will, at its sole cost and expense, be responsible for performing all development activities necessary to obtain all regulatory approvals for Rayaldee in Japan and for all commercial activities pertaining to Rayaldee in Japan, except for certain preclinical expenses which OPKO has agreed to reimburse JT up to a capped amount.
The JT Agreement provides for the following: (1) an exclusive license in the JT Territory in the JT Field for the development and commercialization of Rayaldee; and (2) at JT’s option, EirGen will supply products to support the development, sale and commercialization of the products to JT in the JT Territory.
The initial consideration primarily includes the non-refundable $6 million upfront payment and $6 million of probable variable consideration we will receive upon the initiation of our planned phase 2 study for Rayaldee in dialysis patients in the U.S. The initial consideration will be recognized over the performance period through 2021, when we anticipate completing the transfer of license materials specified in the JT Agreement and our performance obligation is complete.
We are also eligible to receive up to $31 million in regulatory and development milestones and $75 million in sales milestones. Payments received for regulatory, development and sales milestones are non-refundable. The milestones are payable if and when the associated milestone is achieved and will be recognized as revenue in the period in which the associated milestone is achieved, assuming all other revenue recognition criteria are met. To date, no revenue has been recognized related to the achievement of the milestones.
Vifor Fresenius Medical Care Renal Pharma Ltd
In May 2016, EirGen, our wholly-owned subsidiary, and Vifor Fresenius Medical Care Renal Pharma Ltd (“VFMCRP”), entered into a Development and License Agreement (the “VFMCRP Agreement”) for the development and commercialization of Rayaldee (the “Product”) worldwide, except for (i) the United States, (ii) any country in Central America or South America (excluding Mexico), (iii) Russia, (iv) China, (v) Japan, (vi) Ukraine, (vii) Belorussia, (viii) Azerbaijan, (ix) Kazakhstan, and (x) Taiwan (the “VFMCRP Territory”). The license to VFMCRP potentially covers all therapeutic and prophylactic uses of the Product in human patients (the “VFMCRP Field”), provided that initially the license is for the use of the Product for the treatment or prevention of SHPT related to patients with stage 3 or 4 chronic kidney disease and vitamin D insufficiency/deficiency (the “VFMCRP Initial Indication”).
Under the terms of the VFMCRP Agreement, EirGen granted to VFMCRP an exclusive license in the VFMCRP Territory in the VFMCRP Field to use certain EirGen patents and technology to make, have made, use, sell, offer for sale, and import Products and to develop, commercialize, have commercialized, and otherwise exploit the Product. EirGen received a non-refundable and non-creditable initial payment of $50 million, which was recognized in Revenue from the transfer of intellectual property and other in our Consolidated Statement of Operations in 2016. EirGen is also eligible to receive up to an additional $37 million in regulatory milestones (“Regulatory Milestones”) and $195 million in launch and sales-based milestones (“Sales Milestones”), and will receive tiered royalties on sales of the product at percentage rates that range from the mid-teens to the mid-twenties or a minimum royalty, whichever is greater, upon the commencement of sales of the Product within the VFMCRP Territory and in the VFMCRP Field.
We plan to share responsibility with VFMCRP for the conduct of trials specified within an agreed-upon development plan, with each company leading certain activities within the plan. EirGen will lead the manufacturing activities within and outside the VFMCRP Territory and the commercialization activities outside the VFMCRP Territory and outside the VFMCRP Field in the VFMCRP Territory and VFMCRP will lead the commercialization activities in the VFMCRP Territory and the VFMCRP Field. For the initial development plan, the companies have agreed to certain cost sharing arrangements. VFMCRP will be responsible for all other development costs that VFMCRP considers necessary to develop the Product for the use of the Product for the VFMCRP Initial Indication in the VFMCRP Territory in the VFMCRP Field except as otherwise provided in the VFMCRP Agreement. The clinical studies provided for in the development activities are expected to commence in 2018.
In connection with the VFMCRP Agreement, the parties entered into a letter agreement pursuant to which EirGen granted to VFMCRP an exclusive option (the “Option”) to acquire an exclusive license under certain EirGen patents and technology to use, import, offer for sale, sell, distribute and commercialize the Product in the United States solely for the treatment of secondary hyperparathyroidism in dialysis patients with chronic kidney disease and vitamin D insufficiency (the “Dialysis Indication”). Upon exercise of the Option, VFMCRP will reimburse EirGen for all of the development costs incurred by EirGen with respect to the Product for the Dialysis Indication in the United States. VFMCRP would also pay EirGen up to an additional aggregate amount of $555 million of sales-based milestones upon the achievement of certain milestones and would be obligated to pay royalties at percentage rates that range from the mid-teens to the mid-twenties on sales of the Product in the United States for the Dialysis Indication. To date, VFMCRP has not exercised its option.
EirGen is also eligible to receive up to an additional $37 million in Regulatory Milestones and $195 million in Sales Milestones. Payments received for Regulatory Milestones and Sales Milestones are non-refundable. The Regulatory Milestones are payable if and when VFMCRP obtains approval from certain regulatory authorities and will be recognized as revenue in the period in which the associated milestone is achieved, assuming all other revenue recognition criteria are met. We account for the Sales Milestones as royalties and Sales Milestones payments will be recognized as revenue in the period in which the associated milestone is achieved or sales occur, assuming all other revenue recognition criteria are met. To date, no revenue has been recognized related to the milestones or royalties.
Pfizer Inc.
In December 2014, we entered into an exclusive worldwide agreement with Pfizer Inc. (“Pfizer”) for the development and commercialization of our long-acting hGH-CTP for the treatment of growth hormone deficiency (“GHD”) in adults and children, as well as for the treatment of growth failure in children born small for gestational age (“SGA”) (the “Pfizer Transaction”).
The Pfizer Transaction closed in January 2015 following the termination of the waiting period under the Hart-Scott-Rodino Act. Under the terms of the Pfizer Transaction, we received non-refundable and non-creditable upfront payments of $295.0 million and are eligible to receive up to an additional $275.0 million upon the achievement of certain regulatory milestones. Pfizer received the exclusive license to commercialize hGH-CTP worldwide. In addition, we are eligible to receive initial tiered royalty payments associated with the commercialization of hGH-CTP for Adult GHD with percentage rates ranging from the high teens to mid-twenties. Upon the launch of hGH-CTP for Pediatric GHD in certain major markets, the royalties will transition to regional, tiered gross profit sharing for both hGH-CTP and Pfizer’s Genotropin®.
The agreement with Pfizer will remain in effect until the last sale of the licensed product, unless earlier terminated as permitted under the agreement. In addition to termination rights for material breach and bankruptcy, Pfizer is permitted to terminate the Agreement in its entirety, or with respect to one or more world regions, without cause after a specified notice period. If the Agreement is terminated by us for Pfizer’s uncured material breach, or by Pfizer without cause, provision has been made for transition of product and product responsibilities to us for the terminated regions, as well as continued supply of product by Pfizer or transfer of supply to us in order to support the terminated regions.
We are recognizing the non-refundable $295.0 million upfront payments as the research and development services are completed and had contract liabilities related to the Pfizer Transaction of $143.1 million at December 31, 2017, of which $54.3 million was classified in Accrued expenses and $88.8 million was classified in Other long-term liabilities.
The Pfizer Transaction includes milestone payments of $275.0 million upon the achievement of certain milestones. The milestones range from $20.0 million to $90.0 million each and are based on achievement of regulatory approval in the U.S. and regulatory approval and price approval in other major markets. The milestone payments will be recognized as revenue in the period in which the associated milestone is achieved, assuming all other revenue recognition criteria are met. To date, no revenue has been recognized related to the achievement of the milestones.
In 2015, we made a payment of $25.9 million to the Office of the Chief Scientist of the Israeli Ministry of Economy (“OCS”) in connection with repayment obligations resulting from grants previously made by the OCS to OPKO Biologics to support development of hGH-CTP and the outlicense of the technology outside of Israel. We recognized the $25.9 million payment in Grant repayment expense in our Consolidated Statement of Operations during the year ended December 31, 2015.
TESARO
In November 2009, we entered into an asset purchase agreement (the “NK-1 Agreement”) under which we acquired VARUBI™ (rolapitant) and other neurokinin-1 (“NK-1”) assets from Merck. In December 2010, we entered into an exclusive license agreement with TESARO, in which we out-licensed the development, manufacture, commercialization and distribution of our lead NK-1 candidate, VARUBI™ (the “TESARO License”). Under the terms of the license, we received a $6.0 million upfront payment from TESARO and we received $30.0 million of milestone payments from TESARO upon achievement of certain regulatory and commercial sale milestones and we are eligible to receive additional commercial milestone payments of up to $85.0 million if specified levels of annual net sales are achieved. The sales based milestone payments will be recognized as revenue in full in the period in which the associated sales occur. During the years ended December 31, 2017, 2016 and 2015, $10.0 million, $0.0 million and $15.0 million of revenue, respectively, was recognized related to the achievement of the milestones under the TESARO License.
TESARO is also obligated to pay us tiered royalties on annual net sales achieved in the United States and Europe at percentage rates that range from the low double digits to the low twenties, and outside of the United States and Europe at low double-digit percentage rates. Royalties will be recognized in the period the sales occur. TESARO assumed responsibility for clinical development and commercialization of licensed products at its expense. Under the NK-1 Agreement, we will continue to receive royalties on a country-by-country and product-by-product basis until the later of the date that all of the patent rights licensed from us and covering VARUBI™ expire, are invalidated or are not enforceable and 12 years from the first commercial sale of the product.
If TESARO elects to develop and commercialize VARUBI™ in Japan through a third-party licensee, TESARO will share equally with us all amounts it receives in connection with such activities, subject to certain exceptions and deductions.
The term of the license will remain in force until the expiration of the royalty term in each country, unless we terminate the license earlier for TESARO’s material breach of the license or bankruptcy. TESARO has a right to terminate the license at any time during the term for any reason on three months’ written notice.
TESARO announced during the first quarter of 2018 that it has elected to suspend further distribution of Varubi IV.
Pharmsynthez
In April 2013, we entered into a series of concurrent transactions with Pharmsynthez, a Russian pharmaceutical company traded on the Moscow Stock Exchange pursuant to which we acquired an equity method investment in Pharmsynthez (ownership 9%). We also granted rights to certain technologies in the Russian Federation, Ukraine, Belarus, Azerbaijan and Kazakhstan (the “Pharmsynthez Territories”) to Pharmsynthez and agreed to perform certain development activities. We will receive from Pharmsynthez royalties on net sales of products incorporating the technologies in the Pharmsynthez Territories, as well as a percentage of any sublicense income from third parties for the technologies in the Pharmsynthez Territories.
RXi Pharmaceuticals Corporation
In March 2013, we completed the sale to RXi of substantially all of our assets in the field of RNA interference (the “RNAi Assets”) (collectively, the “Asset Purchase Agreement”). Pursuant to the Asset Purchase Agreement, RXi will be required to pay us up to $50.0 million in milestone payments upon the successful development and commercialization of each drug developed by RXi, certain of its affiliates or any of its or their licensees or sublicensees utilizing patents included within the RNAi Assets (each, a “Qualified Drug”). In addition, RXi will also be required to pay us royalties equal to: (a) a mid single-digit percentage of “Net Sales” (as defined in the Asset Purchase Agreement) with respect to each Qualified Drug sold for an ophthalmologic use during the applicable “Royalty Period” (as defined in the Asset Purchase Agreement); and (b) a low single-digit percentage of net sales with respect to each Qualified Drug sold for a non-ophthalmologic use during the applicable Royalty Period.
Other
We have completed strategic deals with numerous institutions and commercial partners. In connection with these agreements, upon the achievement of certain milestones we are obligated to make certain payments and have royalty obligations upon sales of products developed under the license agreements. At this time, we are unable to estimate the timing and amounts of payments as the obligations are based on future development of the licensed products.